Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jul. 31, 2026	Jul. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare		$ 250,582	$ 53,095
Professional service fees payable	[1]	152,631	117,805
Other tax payable		60,202	16,640
Warehouse and logistics expenses payable		10,738	13,025
Other accrued expenses		48,808	26,017
Accrued expenses and other liabilities		$ 522,961	$ 226,582

[1]	Professional service fees payable primarily consist of fees associated with research and development activities, such as consulting services and testing fees, as well as professional service fees related to daily management, including auditing, legal, and financial consulting services.